Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consisted of the following for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Current tax expense (benefit) :
Federal	$84.6	$51.3	$(18.0)
State	(6.4)	(5.3)	(22.0)
Total current tax expense (benefit)	78.2	46.0	(40.0)
Deferred tax expense (benefit) :
Federal	(112.5)	(49.4)	213.0
State	1.8	(1.8)	2.0
Total deferred tax expense (benefit)	(110.7)	(51.2)	215.0
Total income tax expense (benefit)	$(32.5)	$(5.2)	$175.0

Schedule of Effective Income Tax Rate Reconciliation
Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$758.1	$606.0	$277.8
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	265.3	212.1	97.2
Tax effect of:
Valuation allowance	(86.6)	(48.3)	175.0
Dividend received deduction	(119.3)	(101.3)	(74.0)
Audit settlement	(4.1)	(4.3)	13.0
State tax expense (benefit)	5.9	(8.8)	17.0
Noncontrolling interest	(66.5)	(48.4)	(67.0)
Tax credits	(14.8)	(19.6)	(19.0)
Non-deductible expenses	(14.6)	14.2	32.0
Other	2.2	(0.8)	0.8
Income tax expense (benefit)	$(32.5)	$(5.2)	$175.0

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2013 and 2012, are presented below:

	2013	2012
Deferred tax assets
Federal and state loss carryforwards	$1,112.9	$1,154.9
Investments	3,379.2	1,811.1
Insurance reserves	499.3	1,967.1
Compensation and benefits	423.7	578.7
Other assets	399.4	182.7
Total gross assets before valuation allowance	5,814.5	5,694.5
Less: Valuation allowance	2,821.9	2,974.1
Assets, net of valuation allowance	2,992.6	2,720.4

Deferred tax liabilities
Net unrealized investment gains	(1,160.3)	(2,707.9)
Deferred policy acquisition costs	(1,596.4)	(1,045.3)
Other liabilities	(73.8)	(9.9)
Total gross liabilities	(2,830.5)	(3,763.1)
Net deferred income tax asset (liability)	$162.1	$(1,042.7)

Summary of Operating Loss Carryforwards
The following table sets forth the federal, state and capital loss carryforwards for tax purposes as of December 31, 2013 and 2012:

	2013	2012
Federal net operating loss carryforward(1)	$2,871.5	$2,947.0
State net operating loss carryforward(1)	2,376.0	2,373.6
Federal tax capital loss carryforward(2)	88.3	123.4
Credit carryforward(3)	279.1	191.5
(1)  Expire between 2017 and 2033.
(2)  Expire between 2014 and 2018.
(3)  Expire between 2014 and 2033.

Schedule of Unrecognized Tax Benefits
Reconciliations of the change in the unrecognized income tax benefits were as follows for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$61.1	$74.0	$197.0
Additions for tax positions related to current year	1.7	2.4	7.0
Additions for tax positions related to prior years	4.4	1.3	—
Reductions for tax positions related to prior years	(1.2)	(6.0)	(25.0)
Reductions for settlements with taxing authorities	—	—	(105.0)
Reductions for expiring statutes	(5.1)	(10.6)	—
Balance at end of period	$60.9	$61.1	$74.0